EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

12.    EARNINGS PER SHARE

The following table sets forth the computation of earnings per share for the years ended December 31:

	2022	2021	2020
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	35,492	62,681	60,616
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	(2,918)	792	796
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,679,533	1,693,244	1,760,468
Employee stock options	25,883	8,541	1,310
Weighted-average diluted shares outstanding	1,705,416	1,701,785	1,761,778

Earnings per share – basic, Russian Rubles	19.39	37.49	34.88
Basic EPS from continuing operations	21.13	37.02	34.43
Basic EPS from discontinued operations	(1.74)	0.47	0.45
Earnings per share – diluted, Russian Rubles	19.10	37.30	34.86
Diluted EPS from continuing operations	20.81	36.83	34.41
Diluted EPS from discontinued operations	(1.71)	0.47	0.45